Authorised and issued share capital - Movements and Weighted-average Exercise Price for Options Granted (Details)	12 Months Ended
	Dec. 31, 2021 shares £ / shares	Dec. 31, 2021 shares $ / shares £ / shares	Dec. 31, 2020 shares £ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares	Dec. 31, 2021 shares $ / shares
Ordinary shares
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)	20,447,140	20,447,140
Options granted, Granted (in shares)	5,155,800	5,155,800
Exercise of share options (in shares)	(534,800)	(534,800)	(1,000)	(1,000)	(75,625)
Options granted, Forfeited (in shares)	(3,403,950)	(3,403,950)
Options granted, Ending balance (in shares)	21,664,190	21,664,190	20,447,140	20,447,140
Options granted, Exercisable (in shares)	14,478,390	14,478,390				14,478,390
Ordinary shares | WPP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)	6,741	6,741
Options granted, Granted (in shares)	0	0
Exercise of share options (in shares)	0	0
Options granted, Forfeited (in shares)	0	0
Options granted, Ending balance (in shares)	6,741	6,741	6,741	6,741
Options granted, Exercisable (in shares)	6,741	6,741				6,741
Weighted-average exercise price for options, 1 January (in pound per share) | £ / shares	£ 9.355
Weighted-average exercise price for options, Granted (in pound per share) | £ / shares	0
Weighted-average exercise price for options, Exercised (in pound per share) | £ / shares	0
Weighted-average exercise price for options, Forfeited (in pound per share) | £ / shares	0
Weighted-average exercise price for options, Outstanding 31 December (in pound per share) | £ / shares	9.355		£ 9.355
Weighted-average exercise price for options, Exercisable (in pound per share) | £ / shares	£ 9.355	£ 9.355
Ordinary shares | WWOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)	2,499,674	2,499,674
Options granted, Granted (in shares)	0	0
Exercise of share options (in shares)	(54,050)	(54,050)
Options granted, Forfeited (in shares)	(396,325)	(396,325)
Options granted, Ending balance (in shares)	2,049,299	2,049,299	2,499,674	2,499,674
Options granted, Exercisable (in shares)	184,124	184,124				184,124
Weighted-average exercise price for options, 1 January (in pound per share) | £ / shares	£ 12.631
Weighted-average exercise price for options, Granted (in pound per share) | £ / shares	0
Weighted-average exercise price for options, Exercised (in pound per share) | £ / shares	7.304
Weighted-average exercise price for options, Forfeited (in pound per share) | £ / shares	11.803
Weighted-average exercise price for options, Outstanding 31 December (in pound per share) | £ / shares	12.923		£ 12.631
Weighted-average exercise price for options, Exercisable (in pound per share) | £ / shares	£ 8.458	£ 8.458
Ordinary shares | WSOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Options granted, Beginning balance (in shares)	17,940,725	17,940,725
Options granted, Granted (in shares)	5,155,800	5,155,800
Exercise of share options (in shares)	(480,750)	(480,750)
Options granted, Forfeited (in shares)	(3,007,625)	(3,007,625)
Options granted, Ending balance (in shares)	19,608,150	19,608,150	17,940,725	17,940,725
Options granted, Exercisable (in shares)	14,287,525	14,287,525				14,287,525
Weighted-average exercise price for options, 1 January (in pound per share) | £ / shares	£ 10.596
Weighted-average exercise price for options, Granted (in pound per share) | £ / shares	11.065
Weighted-average exercise price for options, Exercised (in pound per share) | £ / shares	8.372
Weighted-average exercise price for options, Forfeited (in pound per share) | £ / shares	10.116
Weighted-average exercise price for options, Outstanding 31 December (in pound per share) | £ / shares	10.854		£ 10.596
Weighted-average exercise price for options, Exercisable (in pound per share) | £ / shares	£ 9.322	£ 9.322
American depository receipts | WWOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January (in dollars per share) | $ / shares		£ 98.509
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares		0
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares		49.313
Weighted-average exercise price for options, Forfeited (in dollars per share) | $ / shares		89.225
Weighted-average exercise price for options, Outstanding 31 December (in dollars per share) | $ / shares		101.693		$ 98.509
Weighted-average exercise price for options, Exercisable (in dollars per share) | $ / shares						$ 67.490
American depository receipts | WSOP
Disclosure of terms and conditions of share-based payment arrangement [Line items]
Weighted-average exercise price for options, 1 January (in dollars per share) | $ / shares		70.363
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares		73.780
Weighted-average exercise price for options, Granted (in dollars per share) | $ / shares		53.248
Weighted-average exercise price for options, Forfeited (in dollars per share) | $ / shares		66.257
Weighted-average exercise price for options, Outstanding 31 December (in dollars per share) | $ / shares		£ 72.228		$ 70.363
Weighted-average exercise price for options, Exercisable (in dollars per share) | $ / shares						$ 61.479